RELATED PARTIES (Details Textuals) (USD $)	9 Months Ended					9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Chief Executive Officer ("CEO") and Chief Financial Officer ("CFO")	Jun. 04, 2012 Chief Executive Officer ("CEO") and Chief Financial Officer ("CFO")	Dec. 31, 2011 Chief Executive Officer ("CEO") and Chief Financial Officer ("CFO")	Sep. 30, 2012 Separation Agreement Chief Financial Officer	Jul. 23, 2012 Separation Agreement Chief Financial Officer
Related Party Transaction [Line Items]
Accounts payable to former CFO			$ 0		$ 855,000
Percentage of interest accrued on outstanding accounts payable balance			25.00%	12.00%
Interest expense to related parties	114,000	251,000
Due from related party	357,326
Amount paid per month						205,292
Amount payable							890,633
Interest rate						25.00%
Payment due from first day of each month beginning may 1 2013						$ 36,000